Concentrations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Outside United States Customer [Member]	Dec. 31, 2011 Outside United States Customer [Member]	Dec. 31, 2012 CTSAS [Member]	Dec. 31, 2011 CTSAS [Member]	Dec. 31, 2012 Two Customers [Member]	Dec. 31, 2012 Three Customers [Member]	Dec. 31, 2011 Four Customers [Member]	Dec. 31, 2012 Other Customer [Member]	Dec. 31, 2011 Other Customer [Member]
Concentration Risk [Line Items]
Sales Revenue, Goods, Net, Percentage		28.00%	39.00%			40.00%		66.00%
Assets, Net				$ 6,278,000	$ 6,093,000
Accounts Receivable Gross Percentage							39.00%	50.00%	10.00%	10.00%
Accounts Receivable, Gross								112,000
Insurance Coverage	250,000
Cash, Uninsured Amount	$ 417,000
Percentage Of Revenues From Customers	9.00%